Long-Term Debt - Deferred Financing Activity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Financing Activity [Roll Forward]
Beginning balance	$ 34,423	$ 38,766	$ 43,783
Additions	0	10,275	11,044
Refinances		0	0
Early Extinguishment	0	(4,207)	(4,667)
Amortized	(2,487)	(10,411)	(11,394)
Ending balance	31,936	34,423	38,766
Senior Notes
Deferred Financing Activity [Roll Forward]
Early Extinguishment			(4,667)
Senior Notes | 6.375% Senior Secured Notes Due 2019
Deferred Financing Activity [Roll Forward]
Beginning balance	0	2,877	11,693
Additions		0	0
Refinances		0	(1,949)
Early Extinguishment		(1,877)	(4,667)
Amortized		(1,000)	(2,200)
Ending balance		0	2,877
Senior Notes | 8.75% Senior Notes Due 2020
Deferred Financing Activity [Roll Forward]
Beginning balance	5,380	11,209	15,053
Additions	0	0	0
Refinances		0	0
Early Extinguishment	0	(2,330)	0
Amortized	(702)	(3,499)	(3,844)
Ending balance	4,678	5,380	11,209
Senior Notes | 8.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	602	752	903
Additions	0	0	0
Refinances		0	0
Early Extinguishment	0	0	0
Amortized	(38)	(150)	(151)
Ending balance	564	602	752
Senior Notes | 7.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	12,799	16,067	11,714
Additions	0	0	6,076
Refinances		0	1,476
Early Extinguishment	0	0	0
Amortized	(816)	(3,268)	(3,199)
Ending balance	11,983	12,799	16,067
Senior Notes | 7.625% Senior Notes Due 2023
Deferred Financing Activity [Roll Forward]
Beginning balance	3,922	4,762	0
Additions	0	0	4,569
Refinances		0	473
Early Extinguishment	0	0	0
Amortized	(210)	(840)	(280)
Ending balance	3,712	3,922	4,762
Term Loan | Term Loan
Deferred Financing Activity [Roll Forward]
Beginning balance	9,662	0
Additions		10,275
Refinances		0
Early Extinguishment	0	0
Amortized	(460)	(613)
Ending balance	9,202	9,662	0
Revolving Credit Facility | Line of Credit
Deferred Financing Activity [Roll Forward]
Beginning balance	2,058	3,099	4,420
Additions	0	0	399
Refinances		0	0
Early Extinguishment	0	0	0
Amortized	(261)	(1,041)	(1,720)
Ending balance	$ 1,797	$ 2,058	$ 3,099